Other Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2025
Other Receivables, Net [Abstract]
Schedule of Other Receivables, Net

Other receivables, net included the following:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Other receivables	434,088	450,084	57,852
Less: Provision for credit losses	(729)	(1,288)	(166)
Total Other receivables, net	$433,359	$448,796	$57,686

Schedule of Movement Allowance For Credit Losses

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Beginning balance	$151,916	$729	$94
Cumulative-effect adjustment of adoption of CECL	(125,657)	-	-
Addition	18,368	559	72
Write-off	(43,898)	-	-
Ending balance	$729	$1,288	$166